Faegre Drinker Biddle & Reath LLP

 One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

November 4, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       The Optima Dynamic Alternatives Fund (Registration No. 811-23683) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder. The purpose of this amendment is to respond to the Staff’s comments on the Registration Statement on Form N-2, deemed filed on May 18, 2021, and to complete various parts of the Fund’s disclosure.

Questions and comments may be directed to the undersigned at (215) 988-2699 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Nancy P. O’Hara
Nancy P. O’Hara